Schedule of Wholly-owned and Partially Owned Operating Subsidiaries (Details) (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Owned interest	100.00%	55.65%	100.00%	55.65%